Accumulated Other Comprehensive Income (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pension and postretirement
Actuarial gains (losses) deferred during the period, tax	$ 87	$ (233)	$ 81
Amortization of deferred actuarial (gains) losses into earnings, tax	(52)	(85)	(62)
Cash flow hedges
Gains (losses) deferred during the period, tax	0	7	(37)
Reclassification of (gains) losses to sales and cost of sales, tax	$ 0	$ 3	$ (13)